Significant out-licensing agreements (Details)	Sep. 30, 2017	Jul. 31, 2017
CHD Biosciences Inc. (“CHD”) [Member]
Disclosure Of Significant Out-licensing Agreements [Line Items]
Counter Party Name		CHD Biosciences Inc. (“CHD”)
Description Of Intangible asset		DFA-02
Description Of Particulars Related To Asset Agreement		As a consideration for out-licensing the Phase III clinical trial candidate, DFA-02, the Company is entitled to receive equity shares in CHD valued at U.S.$30 upon an initial public offering of CHD or, if no initial public offering occurs within 18 months of execution of the agreement, a cash payment of U.S.$30. The Company will also receive additional milestone payments of U.S.$40 upon U.S. FDA approval. In addition, the Company is entitled to royalties on sales and certain other commercial milestone payments with respect to the product. At the time of execution, as the arrangement did not meet all of the revenue recognition criteria under IAS 18, no revenue has been recognized for the transaction.
Encore Dermatology Inc [Member]
Disclosure Of Significant Out-licensing Agreements [Line Items]
Counter Party Name	Encore Dermatology Inc
Description Of Intangible asset	DFD-06
Description Of Particulars Related To Asset Agreement	The consideration for this arrangement consists of up to U.S.$20 in upfront payments and amounts contingent upon satisfaction of certain approval milestones, plus up to U.S.$12.5 of amounts contingent upon satisfaction of certain patent and commercial milestones. In addition, the Company is entitled to royalties on net sales. During the three months ended December 31, 2017, all of the performance obligations relating to the approval milestones were met, and consequently, revenue of U.S.$20 was recognized.